CONDENSED STATEMENTS OF CHANGES IN TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT (Unaudited) - USD ($)	Temporary Equity Class A [Member]	Ordinary Class B Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 03, 2021
Balance at the beginning (Shares) at Mar. 03, 2021
Gain on settlement of underwriting fees
Remeasurement of Class A ordinary shares to redemption value	$ 29,918,902		(4,447,725)	(25,471,177)	(29,918,902)
Net loss				(2,633,699)	(2,633,699)
Ending balance, value at Dec. 31, 2021	$ 232,300,000	$ 575		(19,798,626)	(19,798,051)
Balance at the end (Shares) at Dec. 31, 2021	23,000,000	5,750,000
Net loss				3,799,755	3,799,755
Ending balance, value at Mar. 31, 2022	$ 232,300,000	$ 575		(15,998,871)	(15,998,296)
Balance at the end (Shares) at Mar. 31, 2022	23,000,000	5,750,000
Beginning balance, value at Dec. 31, 2021	$ 232,300,000	$ 575		(19,798,626)	(19,798,051)
Balance at the beginning (Shares) at Dec. 31, 2021	23,000,000	5,750,000
Gain on settlement of underwriting fees				7,847,542	7,847,542
Remeasurement of Class A ordinary shares to redemption value	2,316,046			(2,316,046)	(2,316,046)
Net loss				9,759,713	9,759,713
Ending balance, value at Dec. 31, 2022	$ 234,616,046	$ 575		(4,507,417)	(4,506,842)
Balance at the end (Shares) at Dec. 31, 2022	23,000,000	5,750,000
Beginning balance, value at Mar. 31, 2022	$ 232,300,000	$ 575		(15,998,871)	(15,998,296)
Balance at the beginning (Shares) at Mar. 31, 2022	23,000,000	5,750,000
Remeasurement of Class A ordinary shares to redemption value	$ 85,071			(85,071)	(85,071)
Net loss				6,174,392	6,174,392
Ending balance, value at Jun. 30, 2022	$ 232,385,071	$ 575		(9,909,550)	(9,908,975)
Balance at the end (Shares) at Jun. 30, 2022	23,000,000	5,750,000
Gain on settlement of underwriting fees				7,847,542	7,847,542
Remeasurement of Class A ordinary shares to redemption value	957,118			(957,118)	(957,118)
Net loss				(348,075)	(348,075)
Ending balance, value at Sep. 30, 2022	$ 233,342,189	$ 575		(3,367,201)	(3,366,626)
Balance at the end (Shares) at Sep. 30, 2022	23,000,000	5,750,000
Beginning balance, value at Dec. 31, 2022	$ 234,616,046	$ 575		(4,507,417)	(4,506,842)
Balance at the beginning (Shares) at Dec. 31, 2022	23,000,000	5,750,000
Remeasurement of Class A ordinary shares to redemption value	$ 2,369,220			(2,369,220)	(2,369,220)
Net loss				(1,532,112)	(1,532,112)
Ending balance, value at Mar. 31, 2023	$ 236,985,266	$ 575		$ (8,408,749)	$ (8,408,174)
Balance at the end (Shares) at Mar. 31, 2023	23,000,000	5,750,000
Redemption of Class A ordinary shares	(189,434,603)
Redemption of Class A ordinary shares (Shares)	(18,281,946)
Remeasurement of Class A ordinary shares to redemption value	$ 1,711,537			$ (1,711,537)	$ (1,711,537)
Net loss				2,033,037	2,033,037
Ending balance, value at Jun. 30, 2023	$ 49,262,200	$ 575		(8,087,249)	(8,086,674)
Balance at the end (Shares) at Jun. 30, 2023	4,718,054	5,750,000
Remeasurement of Class A ordinary shares to redemption value	$ 630,499			(630,499)	(630,499)
Net loss				(1,521,855)	(1,521,855)
Ending balance, value at Sep. 30, 2023	$ 49,892,699	$ 575		$ (10,239,603)	$ (10,239,028)
Balance at the end (Shares) at Sep. 30, 2023	4,718,054	5,750,000